Fair value measurement (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Categories of financial assets [abstract]
Cash and cash equivalents	R$ 1,640,065	R$ 1,403,955	R$ 2,763,050	R$ 66,767
Financial investments	979,837	1,349,666
Accounts receivable	16,042,970	10,477,179
Other receivables	164,805	84,099
Judicial deposits	7,449	5,651
Investment	16,400	1,500
Categories of financial liabilities [abstract]
Payables to third parties	10,101,510	5,326,290
Trade payables	335,539	256,281
Payables to related parties	58,336	22,187
Deposits	766,086	0
Deferred revenue	213,555	R$ 68,550
Quoted prices in active markets (Level 1)
Categories of financial assets [abstract]
Cash and cash equivalents	321,674
Financial investments	979,837
Accounts receivable	0
Other receivables	0
Judicial deposits	0
Investment	0
Categories of financial liabilities [abstract]
Payables to third parties	0
Trade payables	0
Payables to related parties	0
Deposits	0
Deferred revenue	0
Other liabilities	0
Significant observable inputs (Level 2)
Categories of financial assets [abstract]
Cash and cash equivalents	1,318,391
Financial investments	0
Accounts receivable	16,076,540
Other receivables	164,805
Judicial deposits	7,449
Investment	0
Categories of financial liabilities [abstract]
Payables to third parties	10,101,510
Trade payables	335,539
Payables to related parties	58,336
Deposits	766,086
Deferred revenue	213,555
Other liabilities	159,198
Significant unobservable inputs (Level 3)
Categories of financial assets [abstract]
Cash and cash equivalents	0
Financial investments	0
Accounts receivable	0
Other receivables	0
Judicial deposits	0
Investment	16,400
Categories of financial liabilities [abstract]
Payables to third parties	0
Trade payables	0
Payables to related parties	0
Deposits
Deferred revenue
Other liabilities	R$ 0